Fair Value Measurements (Tables)	12 Months Ended
Mar. 02, 2013
Assets and Liabilities are Measured at Fair Value on Recurring Basis

The following table presents the Company’s assets and liabilities that are measured at fair value on a recurring basis:

As at March 2, 2013	Level 1	Level 2	Level 3	Total

Assets
Available-for-sale investments
Money market funds	$5	$—	$—	$5
Bankers’ acceptances/Bearer deposit notes	—	114	—	114
Non-U.S. government promissory notes	—	50	—	50
Term deposits/certificates	—	157	—	157
Commercial paper	—	629	—	629
Non-U.S. treasury bills/notes	—	282	—	282
U.S. treasury bills/notes	—	619	—	619
U.S. government sponsored enterprise notes	—	156	—	156
Non-U.S. government sponsored enterprise notes	—	26	—	26
Corporate notes/bonds	—	213	5	218
Asset-backed securities	—	102	—	102
Auction rate securities	—	—	36	36

Total available-for-sale investments	5	2,348	41	2,394
Currency forward contracts	—	56	—	56
Currency option contracts	—	3	—	3

Total assets	$5	$2,407	$41	$2,453

Liabilities
Currency forward contracts	$—	$24	$—	$24
Currency option contracts	—	11	—	11

Total liabilities	$—	$35	$—	$35

As at March 3, 2012	Level 1	Level 2	Level 3	Total

Assets
Available-for-sale investments
Money market funds	$5	$—	$—	$5
Bankers’ acceptances	—	284	—	284
Term deposits/certificates	—	217	—	217
Commercial paper	—	402	—	402
Non-U.S. treasury bills/notes	—	71	—	71
U.S. treasury bills/notes	—	114	—	114
U.S. government sponsored enterprise notes	—	127	—	127
Non-U.S. government sponsored enterprise notes	—	18	—	18
Corporate notes/bonds	—	159	7	166
Asset-backed securities	—	109	—	109
Auction rate securities	—	—	36	36
Other investments	—	—	25	25

Total available-for-sale investments	5	1,501	68	1,574

Currency forward contracts	—	55	—	55
Currency option contracts	—	17	—	17

Total assets	$5	$1,573	$68	$1,646

Liabilities
Currency forward contracts	$—	$34	$—	$34
Currency option contracts	—	1	—	1

Total liabilities	$—	$35	$—	$35

Summary of Changes in Fair Value of Company's Level 3 Assets

The following table summarizes the changes in fair value of the Company’s Level 3 assets for the years ended March 3, 2012 and March 2, 2013:

Level 3
Balance at February 26, 2011	$71
Change in market values	1
Principal repayments received	(4)

Balance at March 3, 2012	68
Sale of Level 3 assets	(25)
Principal repayments	(2)

Balance at March 2, 2013	$41

Significant Unobservable Inputs Used in Fair Value Measurement of Each of Above Level 3 Assets

The following table presents the significant unobservable inputs used in the fair value measurement of each of the above Level 3 assets, as well as the impact on the fair value measurement resulting from a significant increase or decrease in each input in isolation:

As at March 2, 2013	Fair Value	Valuation Technique	Unobservable Input	Range (weighted average)	Effect of Significant Increase/(Decrease) in Input on Fair Value
Auction rate securities	$36	Discounted cash flow	Weighted-average life	10 - 21 years (16 years)	(Decrease)/increase

			Collateral value (as a % of fair value)	103 - 137% (116%)	Increase/(decrease)

			Probability of waterfall event	5 - 10% (8%)	Increase/(decrease)

			Probability of permanent suspension of auction	5 - 10% (8%)	(Decrease)/increase

Corporate bonds/notes	$5	Discounted cash flow	Anticipated monthly principal and interest payments	$0.2 million	Increase/(decrease)

			Yearly decrease in payments	10%	(Decrease)/increase

			Collateral value (as a % of fair value)	193%	Increase/(decrease)

			Current securities in technical default, by collateral grouping	0 - 100% (19%)	(Decrease)/increase

			Average recovery rate of securities in technical default	30%	Increase/(decrease)

			Additional defaults assumption	0 - 44% (18%)	(Decrease)/increase